Risk management and financial instruments (Details) - USD ($)		1 Months Ended	6 Months Ended
		Oct. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 01, 2015	May. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities			$ 60,600,000				$ 56,100,000
Outstanding principal			3,537,600,000				3,571,800,000
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Liabilities: Related party deferred and contingent consideration							(137,000,000)
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence			5,000,000
Insurance for physical damage, annual coverage limit			$ 100,000,000
Self-insured retention period			60 days
Compensation period			290 days
Maximum claim per event for protection and indemnity insurance			$ 500,000.0
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents			197,700,000				242,700,000
Current portion of long-term debt principal			98,900,000				68,200,000
Current portion of long term debt to related party principal			145,800,000				40,400,000
Long-term debt principal			2,904,300,000				2,574,900,000
Long-term portion of debt to related party principal			178,300,000				306,100,000
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents			197,700,000				242,700,000
Current portion of long-term debt principal			105,300,000				76,500,000
Current portion of long term debt to related party principal			145,800,000				40,400,000
Long-term debt principal			3,539,800,000				3,227,400,000
Long-term portion of debt to related party principal			178,300,000				306,100,000
Interest Rate Swap
Derivative [Line Items]
Loss recognized			33,600,000	$ 77,000,000
West Vencedor
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			200,000,000
Tender Rig T15
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			250,000,000
Tender Rig T16
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			250,000,000
West Aquarius
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			400,000,000
West Capella
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			400,000,000
West Leo
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			400,000,000
West Auriga
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			750,000,000
West Capricorn
Retained Risk [Abstract]
Maximum claim per event for drilling rigs			750,000,000
West Sirius
Retained Risk [Abstract]
Maximum claim per event for drilling rigs					$ 500,000,000	$ 750,000,000
Swap 1 | Interest Rate Swap
Derivative [Line Items]
Outstanding principal	[1],[2]		$ 423,700,000
Swap 1 | LIBOR | Interest Rate Swap
Derivative [Line Items]
Pay rate, fixed rate (percentage)			1.10%
Swap 2 | Interest Rate Swap
Derivative [Line Items]
Outstanding principal	[1]		$ 100,000,000
Swap 2 | LIBOR | Interest Rate Swap
Derivative [Line Items]
Pay rate, fixed rate (percentage)			1.36%
Swap 3 | Interest Rate Swap
Derivative [Line Items]
Outstanding principal	[1],[2]		$ 75,400,000
Swap 3 | LIBOR | Interest Rate Swap
Derivative [Line Items]
Pay rate, fixed rate (percentage)			1.11%
Swap 4 | Interest Rate Swap
Derivative [Line Items]
Outstanding principal	[1],[2]		$ 73,500,000
Swap 4 | LIBOR | Interest Rate Swap
Derivative [Line Items]
Pay rate, fixed rate (percentage)			1.93%
Swap 5 | Interest Rate Swap
Derivative [Line Items]
Outstanding principal	[2]		$ 2,865,000,000
Loss of Hire Insurance
Retained Risk [Abstract]
Daily indemnity, percentage of contract day rate			75.00%
Seadrill and Subsidiaries
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - assets			$ 2,200,000				6,000,000
Seadrill Limited | Credit Facility $300 Million | Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate added to variable rate basis (percent)		5.00%
Commitment fee percentage (in hundredths)			40.00%
Seadrill Limited | Credit Facility $300 Million | LIBOR | Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Variable rate basis on debt issuance			LIBOR
Interest rate added to variable rate basis (percent)			5.00%
Minimum | Swap 5 | LIBOR | Interest Rate Swap
Derivative [Line Items]
Pay rate, fixed rate (percentage)			2.45%
Maximum | Swap 5 | LIBOR | Interest Rate Swap
Derivative [Line Items]
Pay rate, fixed rate (percentage)			2.52%
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			$ 2,200,000				6,000,000
Current Liabilities: Derivative instruments – Interest rate swap contracts			(60,600,000)				(56,100,000)
Current Liabilities: Related party deferred and contingent consideration			(275,600,000)
Total liabilities			(336,200,000)				(193,100,000)
Recurring | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Assets: Derivative instruments – Interest rate swap contracts			2,200,000				6,000,000
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			0				0
Current Liabilities: Derivative instruments – Interest rate swap contracts			0				0
Current Liabilities: Related party deferred and contingent consideration			0				0
Total liabilities			0				0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Assets: Derivative instruments – Interest rate swap contracts			0				0
Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			2,200,000				6,000,000
Current Liabilities: Derivative instruments – Interest rate swap contracts			(60,600,000)				(56,100,000)
Current Liabilities: Related party deferred and contingent consideration			(275,600,000)				(137,000,000)
Total liabilities			(336,200,000)				(193,100,000)
Recurring | Significant Other Observable Inputs (Level 2) | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Assets: Derivative instruments – Interest rate swap contracts			2,200,000				6,000,000
Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			0				0
Current Liabilities: Derivative instruments – Interest rate swap contracts			0				0
Current Liabilities: Related party deferred and contingent consideration			0				0
Total liabilities			0				0
Recurring | Significant Unobservable Inputs (Level 3) | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current Assets: Derivative instruments – Interest rate swap contracts			$ 0				$ 0

[1]	Related party interest rate swap agreements.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.